Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Financial Information

The unaudited quarterly results of operations for the years ended December 31, 2017 and 2016 follow:

(Dollars in thousands, except per
share data)	2017 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,174	$5,348	$5,457	$5,395
Total interest expense	627	702	752	774
Net interest income	4,547	4,646	4,705	4,621
Provision for loan losses	105	135	149	50
Securities gains	504	4	2	2
Other income	1,112	1,252	1,217	1,199
Merger and acquisition expense	-	-	-	13
Other expense	4,269	4,229	4,442	4,822
Income before income taxes	1,789	1,538	1,333	937
Income tax expense	330	244	127	359
Net income	$1,459	$1,294	$1,206	$578
Per-share data:
Basic earnings	$0.31	$0.27	$0.25	$0.12
Diluted earnings	$0.31	$0.27	$0.25	$0.12
Cash dividends	$0.22	$0.22	$0.22	$0.22

	2016 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,187	$5,077	$5,049	$5,156
Total interest expense	558	546	561	603
Net interest income	4,629	4,531	4,488	4,553
Provision for loan losses	121	113	132	100
Securities gains	-	128	6	84
Other income	1,179	1,217	1,565	1,239
Merger and acquisition expense	58	314	-	(25)
Other expense	4,082	4,172	4,330	4,247
Income before income taxes	1,547	1,277	1,597	1,554
Income tax expense	255	162	150	252
Net income	$1,292	$1,115	$1,447	$1,302
Per-share data:
Basic earnings	$0.27	$0.23	$0.30	$0.27
Diluted earnings	$0.27	$0.23	$0.30	$0.27
Cash dividends	$0.22	$0.22	$0.22	$0.22